UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     February 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     101

Form13F Information Table Value Total:     $217,198 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      401     5175 SH       SOLE                     5175
Abbott Laboratories         COM                 002824100      272     6900 SH       SOLE                     6900
Agilent Technologies        COM                 00846u101      263     7891 SH       SOLE                     7891
AIM Gold Precious Metals Fd                                     49    10059 SH       SOLE                1      59
Altria Group                COM                 718154107      328     4391 SH       SOLE                     4391
American Express            COM                 025816109     3597    69897 SH       SOLE                    69897
American Growth Fd of Amer                                     411    13374 SH       SOLE                1    3374
Amgen Inc                   COM                               1066    13523 SH       SOLE                    13523
Anheuser-Busch              COM                 035229103    10093   234950 SH       SOLE                   234950
Automatic Data Processing   COM                 053015103     1567    34144 SH       SOLE                    34144
B I S Y S Group             COM                 055472104      140    10000 SH       SOLE                    10000
Bank of New York            COM                 064057102      334    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    44197    15056 SH       SOLE                    15056
Biomet Incorporated         COM                 090613100      246     6724 SH       SOLE                     6724
Boeing                      COM                 097023105     7679   109322 SH       SOLE                   109322
BP PLC ADR                  COM                 055622104     1117    17394 SH       SOLE                    17394
Bravo! Foods Intl           COM                 105666101       47    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108      386    16800 SH       SOLE                    16800
Burlington Resources        COM                 122014103      569     6597 SH       SOLE                     6597
Cadbury Schweppes Plc       COM                                622    16250 SH       SOLE                    16250
Caterpillar Inc             COM                 149123101      243     4200 SH       SOLE                     4200
Central Fund of Canada Cl A                     153501101    12741  1870950 SH       SOLE                  1870950
Chevron                     COM                 166764100     2892    50946 SH       SOLE                    50946
cisco Systems               COM                 17275R102      211    12302 SH       SOLE                    12302
Citigroup                   COM                 172967101      408     8400 SH       SOLE                     8400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     4860   120573 SH       SOLE                   120573
Cooper Industries Ltd       COM                 216669101      325     4447 SH       SOLE                     4447
Costco Wholesale            COM                 22160K105     2314    46770 SH       SOLE                    46770
Diageo PLC ADR              COM                                265     4550 SH       SOLE                     4550
Dodge & Cox Stk Fd                                             364     2655 SH       SOLE                     2655
Duke Energy                 COM                 264399106      384    14000 SH       SOLE                    14000
E*Trade Group               COM                 269246104      351    16825 SH       SOLE                    16825
Electronic Data Sys         COM                 285661104     7198   299437 SH       SOLE                   299437
Express Scripts             COM                 302182100      344     4100 SH       SOLE                     4100
Exxon Mobil                 COM                 30231G102    11836   210709 SH       SOLE                   210709
Forest Labs                 COM                 345838106      362     8900 SH       SOLE                     8900
Gateway Inc                 COM                 367626108      984   392100 SH       SOLE                   392100
General Electric            COM                 369604103      890    25393 SH       SOLE                    25393
Gilead Sciences             COM                                293     5565 SH       SOLE                     5565
H & R Block                 COM                 093671105     2361    96157 SH       SOLE                    96157
Home Depot                  COM                 437076102    12386   305975 SH       SOLE                   305975
Honeywell Intl              COM                 438516106      370     9924 SH       SOLE                     9924
Int'l Business Machines     COM                 459200101      719     8741 SH       SOLE                     8741
Johnson & Johnson           COM                 478160104     1800    29950 SH       SOLE                    29950
Kimberly-Clark              COM                 494368103      259     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108      557     9850 SH       SOLE                     9850
Lowe's Companies            COM                 548661107     1045    15680 SH       SOLE                    15680
MBNA Corp                   COM                 55262L100      448    16484 SH       SOLE                    16484
McDonalds Corp              COM                 580135101     2053    60874 SH       SOLE                    60874
Merck & Co                  COM                 589331107    15057   473351 SH       SOLE                   473351
Midcap 400 SPDRs                                               398     2955 SH       SOLE                2     955
Montpelier RE               COM                                995    52650 SH       SOLE                    52650
Moody's Corporation         COM                 615369105      718    11684 SH       SOLE                    11684
Morgan Stanley              COM                 617446448      227     4000 SH       SOLE                     4000
Motorola                    COM                 620076109     9282   410890 SH       SOLE                   410890
Pepsico                     COM                 713448108     2030    34359 SH       SOLE                    34359
Performance Technologies    COM                 71376K102      112    13675 SH       SOLE                    13675
PetroChina ADR              COM                 71646E100     2336    28500 SH       SOLE                    28500
Pfizer Incorporated         COM                 717081103      434    18600 SH       SOLE                    18600
PNC Financial Services      COM                 693475105     2594    41950 SH       SOLE                    41950
Procter & Gamble            COM                 742718109     4767    82353 SH       SOLE                    82353
S&P 500 Index i Shares                                         217     1736 SH       SOLE                1     736
S&P Midcap 400 Gr iShares                                      208     2756 SH       SOLE                2     756
Schering CvPfd 6%                               806605606     4339    80660 SH       SOLE                    80660
Schering Plough Corp        COM                 806605101     9500   455621 SH       SOLE                   455621
Schlumberger                COM                 806857108      214     2200 SH       SOLE                     2200
Texas Instruments           COM                 882508104      851    26531 SH       SOLE                    26531
Thomas & Betts              COM                 884315102      298     7099 SH       SOLE                     7099
TXU Corp                    COM                 873168108      243     4850 SH       SOLE                     4850
U S Bancorp                 COM                 902973304     4038   135093 SH       SOLE                   135093
United Technologies         COM                 913017109      313     5600 SH       SOLE                     5600
USG Corp                    COM                 903293405     7347   113025 SH       SOLE                   113025
Vangrd Intl Eqty Idx Europea                                   218     7857 SH       SOLE                     7857
Vangrd Intl Eqty Idx Pacific                                   127    11181 SH       SOLE                1    1181
Vangrd Mid Cap Index Fd                                        242    13738 SH       SOLE                1    3738
Vangrd S&P 500 Index Portfol                                   548     4764 SH       SOLE                     4764
Wachovia Corp               COM                 929903102      468     8849 SH       SOLE                     8849
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Weingarten Realty           COM                 948741103      234     6200 SH       SOLE                     6200
Wells Fargo & Co            COM                 949746101     5286    84130 SH       SOLE                    84130
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
YUM! Brands                 COM                 895953107      910    19420 SH       SOLE                    19420